PGIM 60/40 Allocation Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 99.8%
Affiliated Exchange-Traded Fund 39.7%
Fixed Income
PGIM Total Return Bond ETF (cost $60,043,524)	1,426,527	$59,300,727
Affiliated Mutual Fund 60.1%
Domestic Equity
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,645,448	89,969,651
(cost $61,411,627)

Total Long-Term Investments (cost $121,455,151)		149,270,378

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $153,507)	153,507	153,507

TOTAL INVESTMENTS 99.9% (cost $121,608,658)(wa)		149,423,885
Other assets in excess of liabilities 0.1%		183,977

Net Assets 100.0%		$149,607,862

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM 60/40 Allocation Fund